Derivative Liabilities	6 Months Ended
Dec. 31, 2025
Derivative Liabilities

16.	Derivative Liabilities

The changes to the derivative liabilities are as follows:

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	111,913	305,025
Fair value of derivative liability on date of issuance	—	129,440
Fair value changes of derivative liability – Finders’ Warrants	1,527	(38,060)
Fair value changes of derivative liability – Incentive Warrants	—	(11,754)
Fair value changes of derivative liability – Settlement Warrants	(30,164)	(160,622)
Fair value changes of derivative liability – Agents’ Warrants	(2,735)	(37,803)
Fair value changes of derivative liability – Performance Warrants	—	(946)
Fair value changes of derivative liability – Octagon Warrants	(55,745)	(73,367)
Balance, end of period	24,796	111,913

IPO Finders’ Warrants

In connection with the IPO which closed on November 23, 2021, the Company issued 14,154 finders’ warrants (each a “Finders’ Warrant”) exercisable at US $121.875 before November 19, 2026. The fair value of these Finders’ Warrants was estimated at $1,237,681 using the Black-Scholes valuation model (“Black-Scholes”) with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.58%, and an expected life of five years.

As at December 31, 2025, the derivative liability related to the Finders’ Warrants was measured at a fair value of $8,752 (June 30, 2025 - $7,225) using Black-Scholes with the following assumptions: share price of US $3.000, exercise price of US $121.875, expected volatility of 226.56%, expected dividend yield of 0%, risk-free interest rate of 2.57% and an estimated remaining life of 0.89 years.

During the six months ended December 31, 2025, the Company recorded a fair value increase of $1,527 on the derivative liability related to the Finders’ Warrants (December 31, 2024 – fair value gain of $4,279).

Incentive Warrants

On February 17, 2023, the Company issued 17,307 incentive warrants (each a “Incentive Warrant”) to a third-party pursuant to an engagement agreement between the parties, whereby each Incentive Warrant is exercisable for a period of two years at an exercise price of: (i) US $39.00 for 5,769 Incentive Warrants; (ii) US $52.00 for 5,769 Incentive Warrants; and (iii) US $65.00 for 5,769 Incentive Warrants. On initial recognition, the fair value of these Incentive Warrants was estimated at $409,496 using Black-Scholes with the following assumptions: expected volatility of 148% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.15%, and an expected life of two years. The fair value of the Incentive Warrants was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

As at December 31, 2025, the derivative liability related to the Incentive Warrants was measured at a fair value of $nil as the Incentive Warrants expired on February 17, 2025 (June 30, 2025 - $nil).

During the six months ended December 31, 2025, the Company recorded a fair value change of $nil (2024 – fair value decrease of $10,913) on the derivative liability related to the Incentive Warrants.

Settlement Warrants

On March 31, 2023, the Company issued 38,462 settlement warrants (each a “Settlement Warrant”) to two additional third-parties pursuant to an agreement for release and settlement of claims advanced against the Company, whereby each Settlement Warrant is exercisable for a period of three years at an exercise price of US $32.50. On initial recognition, the fair value of these Settlement Warrants was estimated at $979,294 using Black-Scholes with the following assumptions: expected volatility of 140% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.51%, and an expected life of three years. The fair value of the Settlement Warrants was recorded as professional fees on the consolidated statements of loss and comprehensive loss.

As at December 31, 2025, the derivative liability related to the Settlement Warrants was measured at a fair value of $1,074 (June 30, 2025 - $31,238) using Black-Scholes with the following assumptions: share price of US $3.00, exercise price of US $32.50, expected volatility of 195.53%, expected dividend yield of 0%, risk-free interest rate of 2.15% and an estimated remaining life of 0.25 years.

During the six months ended December 31, 2025, the Company recorded a fair value decrease of $30,164 (2024 – fair value increase of $32,656) on the derivative liability related to the Settlement Warrants.

Agents’ Warrants

On September 21, 2023, the Company issued 6,615 agents’ warrants (each an “Agents’ Warrant”) in connection to the flow-through financing, whereby each Agents’ Warrant is exercisable for a period of five years at an exercise price of US $34.71. On initial recognition, the fair value of these Agents’ Warrants was estimated at $139,639 using Black-Scholes with the following assumptions: expected volatility of 139% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.25%, and an expected life of five years. The fair value of the Agents’ Warrants was recorded as share issuance costs and netted against share capital on the consolidated statements of financial position.

As at December 31, 2025, the derivative liability related to the Agents’ Warrants was measured at a fair value of $14,642 (June 30, 2025 - $17,377) using Black-Scholes with the following assumptions: share price of US $3.00, exercise price of US $34.71, expected volatility of 162.92%, expected dividend yield of 0%, risk-free interest rate of 2.57% and an estimated remaining life of 2.73 years.

During the six months ended December 31, 2025, the Company recorded a fair value decrease of $2,735 on the derivative liability related to the Agents’ Warrants (December 31, 2024 – fair value increase of $22,336).

Performance Warrants

On October 2, 2023, the Company issued 23,076 performance warrants (each a “Performance Warrant”) to a third-party pursuant to a marketing services agreement between the parties, whereby each Performance Warrant is exercisable for a period of one year at an exercise price of: (i) US $26.00 for 7,692 Performance Warrants; (ii) US $32.50 for 7,692 Performance Warrants; and (iii) US $39.00 for 7,692 Performance Warrants. On initial recognition, the fair value of these Performance Warrants was estimated at $171,631 using Black-Scholes with the following assumptions: expected volatility of 137% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.83%, and an expected life of one year. The fair value of the Performance Warrants was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

As at December 31, 2025, the derivative liability related to the Performance Warrants was measured at a fair value of $nil as the Performance Warrants expired on October 2, 2024 (June 30, 2025 - $nil)

During the six months ended December 31, 2025, the Company recorded a fair value change of $nil on the derivative liability related to the Performance Warrants (December 31, 2024 – fair value decrease of $946).

Octagon Warrants

On April 1, 2025, the Company issued 19,231 performance warrants (each an “Octagon Warrant”) to a third-party pursuant to the marketing agreement between the parties, whereby each Octagon Warrant is exercisable for a period of one year at an exercise price of US $13.00. On initial recognition, the fair value of these Octagon Warrants was estimated at $129,440 using Black-Scholes with the following assumptions: expected volatility of 238.19%, expected dividend yield of 0%, risk-free interest rate of 2.49%, and an expected life of one year. The fair value of the Octagon Warrants was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

As at December 31, 2025, the derivative liability related to the Octagon Warrants was measured at a fair value of $328 (June 30, 2025 - $56,073) using Black-Scholes with the following assumptions: share price of US $3.00, exercise price of US $13.00, expected volatility of 113.47%, expected dividend yield of 0%, risk-free interest rate of 2.15% and an estimated remaining life of 0.30 years.

During the six months ending December 31, 2025, the Company recorded a fair value decrease of $55,745 on the derivative liability related to the Octagon Warrants (December 31, 2024 - $nil).